SEGMENT INFORMATION - Capital Expenditures by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Capital expenditures:	$ 60,726	$ 95,097	$ 54,471
Operating Segments | Angi Inc.
Segment Reporting Information [Line Items]
Capital expenditures:	52,488	68,804	46,976
Operating Segments | Dotdash
Segment Reporting Information [Line Items]
Capital expenditures:	5,445		102
Operating Segments | Search
Segment Reporting Information [Line Items]
Capital expenditures:	47	43	479
Operating Segments | Emerging & Other
Segment Reporting Information [Line Items]
Capital expenditures:	1,363	387	751
Corporate
Segment Reporting Information [Line Items]
Capital expenditures:	$ 1,383	$ 25,863	$ 6,163